Financial instruments - Movement in merchant cash advances (Details) - Merchant cash advances - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance – Beginning of fiscal year	$ 74,236	$ 29,492
Principal issued	276,165	165,884
Amounts collected	(266,904)	(132,277)
Transaction-based revenues from fees collected incorporating fair value movement	35,175	17,158
General & administrative expenses from amounts deemed uncollectible	(12,503)	(6,021)
Balance - End of fiscal year	$ 106,169	$ 74,236